--------------------------------------------------------------------------------
                                                                   July 24, 2000


Dear Shareholders:

On June 30, 2000, the Fund's net asset value per share was $3.50 and the market price closed at $3.375, representing a market price discount to the net asset value of 3.6%. At a market price of $3.375, annualizing the current monthly dividend of $.035, the Fund's shares had a dividend yield of 12.4% on June 30th.

The unfavorable high yield bond market conditions described below affected both the Fund's net asset value per share and the level of the premium/discount of the market price to the Fund's net asset value. During most of 1999, the Fund's shares traded at a premium to the net asset value. The figures in the table below illustrate the volatility of the Fund's market price premium or discount to its net asset value per share over time. A change in the level of the premium or discount to the net asset value can have a major impact on the total return for any given period. For example, in the last quarter of 1999, the Fund's share price went to a deep discount, from which it has only recently begun to recover. The Fund's total return in the fourth quarter of 1999 was -18.6%. However, the market price discount to the net asset value per share has narrowed considerably. Based on the share price, shareholders earned a total return of 14.8% for the first six months of 2000.



                                     Market Price Premium/(Discount)
                                      To Net Asset Value Per Share
                                    --------------------------------
        December 31, 1997                        11.8%
        December 31, 1998                         2.2%
        December 31, 1999                      (19.0)%
        July 21, 2000                           (2.3)%

High Yield Market Update

The high yield market showed a tentative bounce towards the end of the first half of the year. Sentiment improved modestly following data that indicated that open-end, high yield mutual funds had been the beneficiaries of some positive cash flows during the month of June. Year-to-date, the high yield mutual fund community has suffered outflows of $6.5 billion. The recent inflows may reflect investors' belief that the Fed may be near the end of its interest rate tightening regimen. (Demand for fixed income mutual funds tends to be highly sensitive to interest rate direction.)

Nevertheless, the market remains choppy given the still uncertain Fed policy outlook combined with weak technical and credit conditions. As we noted in our annual letter to shareholders, the high yield market has experienced an elevated default rate over the last year, and access to financing for leveraged companies may be less available than it was several years ago. Mitigating some of these credit concerns is the reality that the global economy appears to be on strong footings, and to date the US economy remains healthy despite the Federal Reserve Board's interest rate actions.

During the first half of the year, the difference in yield between 10-year US Treasuries and the Lehman High Yield Index widened from 510 basis points to 661 basis points. This widening reflected both a decrease in yield of the 10-Year Treasury from 6.4% to 6.0%, and an increase in yield of the high yield index from 11.5% to 12.6%. While short term rates have increased, longer term interest rates have moderated, reflecting investors' expectations for a cooling economy and government debt buybacks of the 30-Year Treasury. This yield difference of 661 basis points is quite high relative to the trailing five year average of 417 basis points, and appears to be compensating investors for at least some degree of illiquidity and credit risk.

--------------------------------------------------------------------------------

Because the high yield market generally declined in price during the first six months, leverage had a negative impact on Portfolio returns. The Fund modestly reduced its overall dollar amount of leverage by eliminating $10 million face amount of its preferred stock earlier in the year. This reduction was funded by the Fund's cash position and was not otherwise required. (We would note that the Fund's leverage positively impacts returns when prices, on average, are stable or improve.) Despite the Fund's relatively high degree of leverage, however, during this period of weak market returns, the Fund nevertheless outperformed the Lipper category for the three month and one year periods, and only minimally trailed the Lipper average for the 6 month period ended
June 30, 2000.



                                        Total Returns for Periods Ended June 30, 2000
                                    -----------------------------------------------------
                                     Six Mos.     One Year            Three Years
                                    ----------   ----------   ---------------------------
                                                               Cumulative     Avg. Annual
                                                              ------------   ------------
New America High Income Fund
 (NAV and Dividends)*                -3.9%         -2.1%       2.9%           1.0%
Lipper Closed-End Fund Leveraged
 High Yield Average*                 -3.8          -3.8        3.7            1.2
New America High Income Fund
 (Stock Price and Dividends)         14.8         -14.3       -5.3           -1.8

* Returns are adjusted for dilutive effect of rights offerings as calculated by Lipper Analytical Services, Inc.

Source: Lipper Analytical Services, Inc. and The New America High Income Fund, Inc.


The Portfolio is highly diversified with exposure to over 150 different corporate issuers. The top ten issuers held by the Fund represent 14.7% of invested assets. The average quality of the Portfolio is rated Ba2/BB by Moody's and Standard and Poor's respectively, and the average yield, incorporating the impact of potential calls, is 11.3%. Average maturity and duration (including optionality) are 6.4 years and 4.3, although we would caution that these statistics have less bearing for a high yield portfolio than for an investment grade portfolio. The cash position of the Fund was slightly under 9% at June 30, 2000. We have maintained this higher than average cash position to cushion the Fund against adverse market conditions and to ensure that the Fund remains well within its compliance guidelines with respect to its aaa/AAA rating on its preferred stock.

For additional information, please visit the Fund's web-site at www.newamerica-hyb.com. As always, we appreciate your interest in the Fund.

Sincerely,


/s/ Robert F Birch                          /s/ Catherine A. Smith
------------------                          ----------------------

Robert F. Birch                             Catherine A. Smith
President                                   Senior Vice President
The New America High Income Fund, Inc.      Wellington Management Company, LLP

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schedule of Investments -- June 30, 2000 (Unaudited)
(Dollar Amounts in Thousands)
================================================================================
--------------------------------------------------------------------------------


Principal                                           Moody's     Value
Amount/Units                                        Rating   (Note 1(a))
-------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- 86.25% (e)
-------------------------------------------------------------------------
Aerospace and Defense -- 1.92%
$ 870     Argo-Tech Corporation, Senior
            Subordinated Notes, 8.625%,
            10/01/07 ............................    B3        $  609
2,500     L-3 Communications Corporation,
            Senior Subordinated Notes,
            8.50%, 05/15/08 .....................    B2         2,300
3,500     Loral Space Communications,
            Senior Notes, 9.50%, 01/15/06 .......    B1         2,564
3,000     Moog, Inc., Senior Subordinated
            Notes, 10%, 05/01/06 ................    B1         2,985
                                                               ------
                                                                8,458
                                                               ------
Automobile -- 3.58%
3,000     Accuride Corporation, Senior
            Subordinated Notes, 9.25%,
            02/01/08 ............................    B2         2,550
2,835     Exide Corp., Senior Notes, 10%,
            04/15/05 ............................    B1         2,537
3,500     Federal-Mogul Corporation, Notes,
            7.375%, 01/15/06 ....................    Ba2        2,520
3,500     Federal-Mogul Corporation, Senior
            Notes, 8.80%, 04/15/07 ..............    Ba2        2,520
3,000     Key Plastics, Inc., Senior
            Subordinated Notes, 10.25%,
            03/15/07 (a)(c) .....................    Caa2         300
2,265     LDM Technologies, Inc., Senior
            Subordinated Notes, 10.75%,
            01/15/07 ............................    B3         1,778
1,000     Lear Corporation, Senior Notes,
            8.11%, 05/15/09 .....................    Ba1          911
1,500     Lear Corporation, Subordinated
            Notes, 9.50%, 07/15/06 ..............    Ba3        1,455
1,880     Prestolite Electric Incorporated,
            Senior Notes, 9.625%, 02/01/08.......    B2         1,203
                                                               ------
                                                               15,774
                                                               ------
Banking -- 1.33%
  710     United Companies Financial
            Corporation, Subordinated
            Notes, 8.375%, 07/01/05 (a)(c) ......    (f)            7
6,580     Western Financial Savings Bank,
            Subordinated Capital
            Debentures, 8.875%, 08/01/07 ........    B2         5,856
                                                               ------
                                                                5,863
                                                               ------

Principal                                           Moody's     Value
Amount/Units                                        Rating   (Note 1(a))
-------------------------------------------------------------------------
Broadcasting and Entertainment -- 1.76%
$2,500    Carmike Cinemas, Inc., Senior
            Subordinated Notes, 9.375%,
            02/01/09 ............................    Caa2      $1,375
 1,500    Chancellor Media Corporation of
            Los Angeles, Senior
            Subordinated Notes, 8.125%,
            12/15/07 ............................    B1         1,506
 4,000    Fox/Liberty Networks, LLC, Senior
            Notes, 8.875%, 08/15/07 .............    Ba1        3,960
 2,000    Loews Cineplex Entertainment
            Corporation, Senior
            Subordinated Notes, 8.875%,
            08/01/08 ............................    Caa2         920
                                                               ------
                                                                7,761
                                                               ------
Building and Real Estate -- 5.42%
 4,000    Beazer Homes USA, Inc., Senior
            Notes, 8.875%, 04/01/08 .............    Ba3        3,600
 5,000    Del Webb Corporation, Senior
            Subordinated Debentures,
            10.25%, 02/15/10 ....................    B2         4,375
 2,500    D.R. Horton, Inc., Senior Notes,
            8%, 02/01/09 ........................    Ba1        2,150
 2,500    Kaufman and Broad Home
            Corporation, Senior
            Subordinated Notes, 9.625%,
            11/15/06 ............................    B1         2,381
 4,000    The Ryland Group, Inc., Senior
            Subordinated Notes, 8.25%,
            04/01/08 ............................    B1         3,320
 5,000    Standard Pacific Corp., Senior
            Notes, 8.50%, 06/15/07 ..............    Ba2        4,500
 2,000    Standard Pacific Corp., Senior
            Notes, 8%, 02/15/08 .................    Ba2        1,795
 2,000    Toll Corp., Senior Subordinated
            Notes, 7.75%, 9/15/07 ...............    Ba2        1,780
                                                               ------
                                                               23,901
                                                               ------
Chemicals, Plastics and Rubber -- 5.09%
 1,500    Acetex Corporation, Senior
            Secured Notes, 9.75%,
            10/01/03 ............................    B3         1,410
 7,000    Arco Chemical Co., Debentures,
            9.80%, 02/01/20 .....................    Ba3        6,370

                     The accompanying notes are an integral
                      part of these financial statements.

                    The New America High Income Fund, Inc.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Schedule of Investments -- June 30, 2000 (Unaudited) -- Continued
(Dollar Amounts in Thousands)
=========================================================================
-------------------------------------------------------------------------


Principal                                           Moody's     Value
Amount/Units                                        Rating   (Note 1(a))
-------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- continued
-------------------------------------------------------------------------
$2,165    Borden Chemicals and Plastics
            Operating Limited Partnership,
            Notes, 9.50%, 05/01/05 .............     B1        $1,948
 1,500    Buckeye Cellulose Corporation,
            Senior Subordinated Notes,
            8.50%, 12/15/05 ....................     Ba3        1,440
 3,000    Georgia Gulf Corp., Senior
            Subordinated Notes, 10.375%,
            11/1/07 ............................     B1         3,105
 2,500    Huntsman ICI Chemicals, LLC,
            Senior Subordinated Notes,
            10.125%, 07/01/09 ..................     B2         2,513
 2,620    Lyondell Chemical Company,
            Senior Subordinated Notes,
            10.875%, 05/01/09 ..................     B2         2,593
 1,500    PCI Chemicals Canada Inc.,
            Senior Secured Notes, 9.25%,
            10/15/07 ...........................     B3           945
 1,440    Sovereign Speciality Chemical,
            Inc., Senior Subordinated Notes,
            11.875%, 03/15/10 (i) ..............     B3         1,483
   750    Sterling Chemicals, Inc., Senior
            Subordinated Notes, 11.75%,
            08/15/06 ...........................     Caa3         615
                                                               ------
                                                               22,422
                                                               ------
Containers, Packaging and Glass -- 5.02%
    3,000   Abitibi-Consolidated Inc., Notes,
              7.875%, 08/01/09 ...................   Baa3       2,887
    1,220   Anchor Glass Container
              Corporation, First Mortgage
              Notes, 11.25%, 04/01/05 ............   B3           903
    2,000   BWAY Corporation, Senior
              Subordinated Notes, 10.25%,
              04/15/07 ...........................   B2         1,900
    2,910   Consumers Packaging, Inc.,
              Senior Notes, 9.75%, 02/01/07 ......   Caa1       1,164
    1,000   Container Corporation of America,
              Senior Notes, Series B, 10.75%,
              05/01/02 ...........................   B2         1,005
    4,000   Container Corporation of America,
              Senior Notes, 9.75%, 04/01/03 ......   B2         4,000


Principal                                           Moody's     Value
Amount/Units                                        Rating   (Note 1(a))
-------------------------------------------------------------------------
$2,500    Corning Consumer Products Co.,
            Senior Subordinated Notes,
            9.625%, 05/01/08 ...................     B3        $1,662
 1,000    Domtar Inc., Debentures, 9.50%,
            08/01/16 ...........................     Baa3       1,040
 3,500    Paperboard Industries International
            Inc., Senior Notes, 8.375%,
            09/15/07 ...........................     Ba3        2,975
 4,000    Silgan Corporation, Senior
            Subordinated Debentures, 9%,
            06/01/09 ...........................     B1         3,640
 1,000    Tembec Industries Inc., Guaranteed
            Senior Notes, 8.625% 06/30/09 ......     Ba2          955
                                                               ------
                                                               22,131
                                                               ------
Diversified/Conglomerate Manufacturing -- .95%
 2,000    Henry Company, Senior Notes,
            10%, 04/15/08 ......................     Caa1       1,400
 2,000    International Wire Group, Inc.,
            Senior Subordinated Notes,
            11.75%, 06/01/05 ...................     B3         2,010
 1,000    Numatics, Incorporated, Senior
            Subordinated Notes, 9.625%,
            04/01/08 ...........................     B3           770
                                                               ------
                                                                4,180
                                                               ------
Diversified/Conglomerate Service -- 3.87%
 5,000    Allied Waste North America, Inc.,
            Senior Notes, 7.625%, 01/01/06......     Ba3        4,350
 1,000    Allied Waste North America, Inc.,
            Senior Subordinated Notes,
            10%, 08/01/09 ......................     B2           835
 3,500    Globo Communcacoes e
            Participacoes S.A., Notes,
            10.625%, 12/15/08 (i) ..............     B2         2,957
 1,000    PSINet Inc., Senior Notes, 10%,
            02/15/05 ...........................     B3           925
 2,000    Rogers Communications Inc.,
            Senior Notes, 8.875%, 07/15/07......     Ba3        1,965
 3,500    United Rentals (North America),
            Inc., Senior Subordinated Notes,
            9%, 04/01/09 .......................     B1         3,097
 1,300    Waste Management, Inc.,
            Debentures, 7.65%, 03/15/11 ........     Ba1        1,179
 2,000    Waste Management, Inc., Senior
            Notes, 6.875%, 05/15/09 ............     Ba1        1,765
                                                               ------
                                                               17,073
                                                               ------

                     The accompanying notes are an integral
                      part of these financial statements.

                    The New America High Income Fund, Inc.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Schedule of Investments -- June 30, 2000 (Unaudited) -- Continued
(Dollar Amounts in Thousands)
=========================================================================
-------------------------------------------------------------------------


Principal                                           Moody's     Value
Amount/Units                                        Rating   (Note 1(a))
-------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- continued
-------------------------------------------------------------------------
Diversified Natural Resources, Metals and
Minerals -- 1.09%
$3,000    P&L Coal Holdings Corporation,
            Senior Notes, 8.875%, 05/15/08......     Ba3       $2,842
 2,000    Pacifica Papers Inc., Senior Notes,
            10%, 03/15/09 .......................    B1         1,970
                                                               ------
                                                                4,812
                                                               ------
Electronics -- 6.40%
 3,000    Advanced Micro Devices, Inc.
            Senior Secured Notes, 11%,
            08/01/03 ............................    B2         3,090
 4,000    Amkor Technology, Senior Notes,
            9.25%, 05/01/06 .....................    Ba3        3,940
 1,000    Amkor Technology, Senior
            Subordinated Notes, 10.50%,
            05/01/09 ............................    B1         1,007
 1,200    Amphenol Corporation, Senior
            Subordinated Notes, 9.875%,
            05/15/07 ............................    B1         1,212
 2,515    Fairchild Semiconductor
            Corporation, Senior
            Subordinated Notes, 10.375%,
            10/01/07 ............................    B2         2,540
 2,460    Flextronics International, Ltd.,
            Senior Subordinated Notes,
            9.875%, 07/01/10 (i) ................    Ba3        2,491
 1,000    Hadco Corporation, Senior
            Subordinated Notes, 9.50%,
            06/15/08 ............................    B2         1,005
 2,500    MCMS, Inc., Senior Subordinated
            Notes, 9.75%, 03/01/08 ..............    Caa3       1,450
 3,000    Samsung Electronics America,
            Inc., Guaranteed Notes, 9.75%,
            05/01/03 (i) ........................    Baa3       3,109
 1,459    SCG Holding Corporation, Senior
            Subordinated Notes, 12%,
            08/01/09 ............................    B2         1,561
 1,750    Viasystems, Inc., Senior
            Subordinated Notes, 9.75%,
            06/01/07 ............................    B3         1,522
 1,000    Viasystems, Inc., Senior
            Subordinated Notes, Series B,
            9.75%, 06/01/07 .....................    B3           870

Principal                                           Moody's     Value
Amount/Units                                        Rating   (Note 1(a))
-------------------------------------------------------------------------
$2,500    WESCO Distribution, Inc., Senior
            Subordinated Notes, 9.125%,
            06/01/08 ...........................     B2        $2,287
 2,500    Zilog, Inc., Senior Secured Notes,
            9.50%, 03/01/05 ....................     B2         2,137
                                                               ------
                                                               28,221
                                                               ------
Finance -- .45%
 2,000    Navistar Financial Corporation,
            Senior Subordinated Notes, 9%,
            06/01/02 ...........................     Ba2        1,990
                                                               ------
Furnishings, Housewares, Durable Consumer Products -- .93%
 1,500    Nortek, Inc., Senior Notes, 9.25%,
            03/15/07 ...........................     B1         1,402
 1,500    Nortek, Inc., Senior Notes,
            9.125%, 09/01/07 ....................    B1         1,391
 1,500    Simmons Company, Senior
            Subordinated Notes, 10.25%,
            03/15/09 ............................    B3         1,320
                                                               ------
                                                                4,113
                                                               ------
Grocery -- .13%
   850    Homeland Stores, Inc., Senior
            Subordinated Notes, 10%,
            08/01/03 ...........................     (f)          595
                                                               ------
Healthcare, Education and Childcare -- 6.54%
 1,500    Alaris Medical Systems, Inc.,
            Senior Subordinated Notes,
            9.75%, 12/01/06 ....................     Caa1         975
 4,000    Beverly Enterprises, Inc., Senior
            Notes, 9%, 02/15/06 ................     B1         3,340
 1,500    Bio Rad Labs, Inc., Senior
            Subordinated Notes, 11.625%,
            02/15/07 (i) .......................     B2         1,545
 4,000    Columbia/HCA Healthcare
            Corporation, Notes, 7.25%,
            05/20/08 ...........................     Ba2        3,568
 2,000    ConMed Corporation, Senior
            Subordinated Notes, 9%, 03/15/08.        B3         1,830
 2,500    DJ Orthopedics LLC, Senior
            Subordinated Notes, 12.625%,
            06/15/09 ...........................     B3         2,381
 2,000    Fisher Scientific International Inc.,
            Senior Subordinated Notes, 9%,
            02/01/08 ...........................     B3         1,855

                     The accompanying notes are an integral
                      part of these financial statements.

                    The New America High Income Fund, Inc.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Schedule of Investments -- June 30, 2000 (Unaudited) -- Continued
(Dollar Amounts in Thousands)
=========================================================================
-------------------------------------------------------------------------

Principal                                           Moody's     Value
Amount/Units                                        Rating   (Note 1(a))
-------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- continued
-------------------------------------------------------------------------
$2,595    Mediq/PRN Life Support Services,
            Inc., Senior Subordinated Notes,
            11%, 06/01/08 (a)(c) ...............     C         $  260
 2,500    Owens & Minor, Inc., Senior
            Subordinated Notes, 10.875%,
            06/01/06 ...........................     B2         2,587
 2,500    Tenet Healthcare Corporation,
            Senior Subordinated Notes,
            8.625%, 01/15/07 ...................     Ba3        2,394
 3,000    Tenet Healthcare Corporation,
            Senior Subordinated Notes,
            8.125%, 12/01/08 ...................     Ba3        2,760
 2,135    Triad Hospitals Holdings, Inc.,
            Senior Subordinated Notes,
            11%, 05/15/09 ......................     B3         2,188
 5,500    Universal Hospital Services, Inc.,
            Senior Notes, 10.25%, 03/01/08......     B3         3,135
                                                               ------
                                                               28,818
                                                               ------
Hotels, Motels, Inns and Gaming -- 1.98%
 5,000    John Q. Hammons Hotels, L.P.,
            First Mortgage Notes, 8.875%,
            02/15/04 ...........................     B2         4,388
 2,000    Harrah's Operating Company, Inc.,
            Guaranteed Senior
            Subordinated Notes, 7.875%,
            12/15/05 ...........................     Ba2        1,880
 1,500    Hollywood Casino Corporation,
            Senior Secured Notes, 11.25%,
            05/01/07 ...........................     B3         1,534
 1,000    Station Casinos, Inc., Senior
            Subordinated Notes, 8.875%,
            12/01/08 ...........................     B1           940
                                                               ------
                                                                8,742
                                                               ------
Leisure, Amusement and Entertainment -- .47%
  2,000   Polaroid Corporation, Notes,
            11.50%, 02/15/06 ...................     Ba3        2,087
                                                               ------
Machinery -- 1.22%
  1,500   Anthony Crane Rental, L.P., Senior
            Notes, 10.375%, 08/01/08 ...........     B3           975
  2,500   Bucyrus International, Inc., Senior
            Notes, 9.75%, 09/15/07 .............     B1           425


Principal                                           Moody's     Value
Amount/Units                                        Rating   (Note 1(a))
-------------------------------------------------------------------------
$2,790    Grove Worldwide LLC, Senior
            Subordinated Notes, 9.25%,
            05/01/08 ...........................     Caa1     $ 1,032
 2,000    The IT Group, Inc., Senior
            Subordinated Notes, 11.25%,
            04/01/09 ...........................     B3         1,800
 1,500    Neenah Corporation, Senior
            Subordinated Notes, 11.125%,
            05/01/07 ...........................     B3         1,147
                                                               ------
                                                                5,379
                                                               ------
Mining, Steel, Iron and Non-Precious Metals -- 4.87%
 3,000    AK Steel Corporation, Senior
            Notes, 9.125%, 12/15/06 ............     Ba2        2,880
 1,000    AK Steel Corporation, Senior
            Notes, 7.875%, 02/15/09 ............     Ba2          890
 2,500    Algoma Steel, Inc., First Mortgage
            Notes, 12.375%, 07/15/05 ...........     B2         2,150
 4,000    Bayou Steel Corporation, First
            Mortgage Notes, 9.50%,
            05/15/08 ...........................     B1         3,420
 1,000    Bethlehem Steel Corporation,
            Senior Notes, 10.375%,
            09/01/03 ...........................     Ba3          990
 3,100    The LTV Corporation, Senior
            Notes, 11.75%, 11/15/09 ............     Ba3        2,604
 4,500    The LTV Corporation, Senior
            Notes, 8.20%, 09/15/07 .............     Ba3        3,330
 2,000    Pen Holdings, Inc., Senior Notes,
            9.875%, 06/15/08 ...................     B2         1,620
 3,640    Weirton Steel Corporation, Senior
            Notes, 11.375%, 07/01/04 ...........     B2         3,567
                                                               ------
                                                               21,451
                                                               ------
Oil and Gas -- 3.60%
 3,000    Clark Refining and Marketing, Inc.,
            Senior Notes, 8.375%, 11/15/07......     Ba3        2,355
 5,000    Frontier Oil Corporation, Senior
            Notes, 9.125%, 02/15/06 ............     B2         4,425
 2,000    Pioneer Natural Resources Co.,
            Senior Notes, 9.625%, 04/01/10......     Ba2        2,070
 1,005    Plains Resources Inc., Senior
            Subordinated Notes, 10.25%,
            03/15/06 ...........................     B2         1,015
 1,900    RAM Energy, Inc., Senior Notes,
            11.50%, 02/15/08 ...................     Caa1         931

                     The accompanying notes are an integral
                      part of these financial statements.

                    The New America High Income Fund, Inc.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Schedule of Investments -- June 30, 2000 (Unaudited) -- Continued
(Dollar Amounts in Thousands)
=========================================================================
-------------------------------------------------------------------------

Principal                                           Moody's     Value
Amount/Units                                        Rating   (Note 1(a))
-------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- continued
-------------------------------------------------------------------------
$1,760    RBF Finance Co., Senior Secured
            Notes, 11%, 03/15/06 ...............     Ba3      $ 1,892
 3,500    Tuboscope Inc., Senior Notes,
            7.50%, 02/15/08 ....................     Ba1        3,165
                                                               ------
                                                               15,853
                                                               ------
Personal, Food and Miscellaneous Services -- 1.34%
 1,005    Bell Sports, Inc., Senior
            Subordinated Notes, 11%,
            08/15/08 ...........................     B3         1,000
 2,000    Evenflo Company, Inc., Senior
            Notes, 11.75%, 08/15/06 ............     B2         1,960
 3,000    True Temper Sports, Inc. Senior
            Subordinated Notes, 10.875%,
            12/01/08 ...........................     B3         2,940
                                                               ------
                                                                5,900
                                                               ------
Personal Transportation -- 1.09%
 2,000    Atlas Air, Inc., Senior Notes,
            10.75%, 08/01/05 ...................     B1         2,050
   500    Atlas Air, Inc., Senior Notes,
            9.375%, 11/15/06 ...................     B1           485
 2,500    Valujet, Inc., Senior Notes,
            10.25%, 04/15/01 ...................     B3         2,250
                                                               ------
                                                                4,785
                                                               ------
Printing and Publishing -- 10.39%
 3,000    The Ackerly Group, Inc., Senior
            Subordinated Notes, 9%,
            01/15/09 ...........................     B2         2,715
 2,500    Adelphia Communications
            Corporation, Senior Notes,
            9.875%, 03/01/07 ...................     B1         2,394
 4,050    Adelphia Communications
            Corporation, Senior Notes,
            8.375%, 02/01/08 ...................     B1         3,574
   950    Adelphia Communications
            Corporation, Senior Notes,
            7.75%, 01/15/09 ....................     B1           795
 1,000    Boise Cascade Corp., Debentures,
            9.45%, 11/01/09 ....................     Baa3       1,029
 2,500    Classic Cable, Inc., Senior
            Subordinated Notes, 10.50%,
            03/01/10 ...........................     B3         2,306

Principal                                           Moody's     Value
Amount/Units                                        Rating   (Note 1(a))
-------------------------------------------------------------------------
$3,500     CSC Holdings, Inc., Senior
             Debentures, Series B, 8.125%,
             08/15/09 ...........................     Ba1      $ 3,421
 1,000     CSC Holdings, Inc., Senior
             Subordinated Notes, 9.875%,
             05/15/06 ...........................     Ba3        1,005
 3,265     Doman Industries Limited, Senior
             Notes, 8.75%, 03/15/04 .............     Caa1       2,514
 2,500     Doman Industries Limited, Senior
             Secured Notes, 12%, 07/01/04 .......     B3         2,519
 2,500     Insight Midwest, L.P., Senior
             Notes, 9.75%, 10/01/09 .............     B1         2,462
 3,000     Lin Television Corporation, Senior
             Subordinated Notes, 8.375%,
             03/01/08 ...........................     B2         2,685
 1,500     Mail-Well I Corporation, Senior
             Subordinated Notes, 8.75%,
             12/15/08 ...........................     B1         1,290
 2,500     Multicanal S.A., Notes, 9.25%,
             02/01/02 ...........................     B1         2,363
 2,500     Outdoor Systems, Inc., Senior
             Subordinated Notes, 8.875%,
             06/15/07 ...........................     Baa1       2,525
 1,000     RCN Corporation, Senior Notes,
             10.125%, 01/15/20 ..................     B3           830
 1,500     Sullivan Graphics, Inc., Senior
             Subordinated Exchange Notes,
             12.75%, 08/01/05 ...................     Caa1       1,515
 3,000     Sun Media Corporation, Senior
             Subordinated Notes, 9.50%,
             02/15/07 ...........................     B1         2,910
 1,000     Time Warner Telecom LLC, Senior
             Notes, 9.75%, 07/15/08 .............     B2           970
 6,255     World Color Press, Inc., Senior
             Subordinated Notes, 8.375%,
             11/15/08 ...........................     Baa3       5,972
                                                               -------
                                                                45,794
                                                               -------
Telecommunications -- 13.87%
   725     BTI Telecom Corp., Senior Notes,
             10.50%, 09/15/07 ...................     B3           553
 3,500     Charter Communications Holdings,
             LLC, Senior Notes, 10%,
             04/01/09 ...........................     B2         3,395

                     The accompanying notes are an integral
                      part of these financial statements.

                    The New America High Income Fund, Inc.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Schedule of Investments -- June 30, 2000 (Unaudited) -- Continued
(Dollar Amounts in Thousands)
=========================================================================
-------------------------------------------------------------------------

Principal                                           Moody's     Value
Amount/Units                                        Rating   (Note 1(a))
-------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- continued
-------------------------------------------------------------------------
$3,500    Charter Communications Holdings,
            LLC, Senior Notes, 8.25%,
            04/01/07 ...........................     B2        $3,097
 5,000    Deutsche Telekom International
            Finance B.V., 8%, 06/15/10 .........     Aa2        5,049
 3,500    Echostar DBS Corporation, Senior
            Notes, 9.25%, 02/01/06 .............     B2         3,395
 3,000    FLAG Limited, Senior Notes,
            8.25%, 01/30/08 ...................      Ba3        2,670
 2,500    FLAG Telecom Holdings Limited, Senior
            Notes, 11.625%, 03/30/10 (i) .......     B2         2,400
 3,500    Global Crossing Holdings Ltd.,
            Senior Notes, 9.125%, 11/15/06......     Ba2        3,369
 2,430    Hermes Europe Railtel B.V.,
            Senior Notes, 11.50%, 08/15/07......     B3         2,126
 2,500    Hyperion Telecommunications,
            Inc., Senior Secured Notes,
            12.25%, 09/01/04 ...................     B3         2,600
 1,500    Intermedia Communications Inc.,
            Senior Notes, 9.50%, 03/01/09 ......     B2         1,410
 2,000    Intermedia Communications Inc.,
            Senior Notes, 8.875%, 11/01/07......     B2         1,850
 1,500    Intermedia Communications Inc.,
            Senior Notes, 8.50%, 01/15/08 ......     B2         1,365
 1,500    Level 3 Communications, Inc.,
            Senior Notes, 11%, 03/15/08 (i) ....     B3         1,485
 3,500    MasTec, Inc., Senior Subordinated
            Notes, 7.75%, 02/01/08 .............     Ba1        3,224
 5,000    McLeodUSA Incorporated, Senior
            Notes, 9.25%, 07/15/07 .............     B1         4,825
 2,315    Metromedia Fiber Network, Inc.,
            Senior Notes, 10%, 12/15/09 ........     B2         2,269
 2,000    NTL Incorporated, Senior Notes,
            10%, 02/15/07 ......................     B3         1,900
 2,000    Rogers Cantel Inc., Senior Secured
            Debentures, 9.75%, 06/01/16 ........     Ba3        2,120
 1,000    Rogers Cantel Inc., Senior Secured
            Notes, 8.30%, 10/01/07 .............     Ba3          990
 3,000    Telewest Communications, Senior
            Notes, 9.875%, 02/01/10 (i) ........     B1         2,865
 3,000    Verio, Inc., Senior Notes, 11.25%,
            12/01/08 ...........................     B3         3,330
 1,500    Viatel, Inc., Senior Dollar Notes,
            11.50%, 03/15/09 ...................     B3         1,140

Principal                                           Moody's     Value
Amount/Units                                        Rating   (Note 1(a))
-------------------------------------------------------------------------
$1,000    Viatel, Inc., Senior Notes, 11.50%,
            03/15/09 ...........................     B3        $  760
 3,000    Williams Communications Group,
            Inc., Senior Notes, 10.875%,
            10/01/09 ...........................     B2         2,925
                                                              -------
                                                               61,112
                                                              -------
Textiles and Leather -- 1.31%
 2,320    Pillowtex Corporation, Senior
            Subordinated Notes, 9%, 12/15/07....     Ca           812
 6,250    WestPoint Stevens, Inc., Senior
            Notes, 7.875%, 06/15/08 ............     B1         4,969
                                                              -------
                                                                5,781
                                                              -------
Utilities -- 1.63%
 1,000    CMS Energy Corporation, Senior
            Notes, 7.50%, 01/15/09 .............     Ba3          891
 4,000    CMS Energy Corporation,
            Subordinated Notes, 7.625%,
            11/15/04 ...........................     Ba3        3,750
 2,500    TNP Enterprises, Inc., Senior
            Subordinated Notes, 10.25%,
            04/01/10 (i) .......................     Ba3        2,550
                                                              -------
                                                                7,191
                                                              -------
            Total Corporate Debt Securities
              (Total cost of $426,042)..........              380,187
                                                              -------
Shares
-------------------------------------------------------------------------
PREFERRED STOCK -- .60% (e)
-------------------------------------------------------------------------
Banking -- 0.00%
57,935    WestFed Holdings, Inc.,
            Cumulative, Series A, Preferred
            Stock, 15.50% (a)(d)(h) ............     (f)            0
Machinery -- .26%
 1,350    Fairfield Manufacturing Company,
            Inc., Cumulative Exchangeable
            Preferred Stock, 11.25% ............     (f)        1,147
Personal, Food and Miscellaneous Services -- .34%
   275    SF Holdings Group, Inc.,
            Exchangeable Preferred Stock,
            13.75% (c) .........................     (f)        1,155
    84    SF Holdings, Group, Inc.,
            Exchangeable Preferred Stock,
            13.75% (c)(i) ......................     (f)          353
                                                               ------
                                                                1,508
                                                               ------
          Total Preferred Stock
            (Total cost of $9,072)..............                2,655
                                                               ------

                     The accompanying notes are an integral
                      part of these financial statements.

                    The New America High Income Fund, Inc.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Schedule of Investments -- June 30, 2000 (Unaudited) -- Continued
(Dollar Amounts in Thousands)
=========================================================================
-------------------------------------------------------------------------

                                                    Moody's     Value
Shares                                              Rating   (Note 1(a))
-------------------------------------------------------------------------
COMMON STOCK and WARRANTS -- .06% (e)
-------------------------------------------------------------------------
12,500      Benedek Communications
            Corporation, Warrants, exp.
            07/01/07 (b)(h) .....................              $   25
   515      Concentric Network Corporation,
            Warrants, exp. 12/15/07 (h)(i) ......                 242
 9,719      DecisionOne Corp., Common
            Stock (a)(h) ........................                   3
 5,479      DecisionOne Corp., Class A,
            Warrants, exp. 4/18/07 (a)(h) .......                   0
 9,442      DecisionOne Corp., Class B
            Warrants, exp. 4/18/07 (a)(h) .......                   0
 5,600      DecisionOne Corp., Class C
            Warrants, exp. 4/18/07(a)(h) ........                   0
37,620      Fitzgerald Gaming Corporation,
            Common Stock (b)(h) .................                   4
 1,017      SF Holdings Group, Inc., Class C,
            Common Stock (h)(i) .................                   0
27,474      WestFed Holdings, Inc., Series B,
            Common Stock (a)(d)(h) ..............                   0
                                                               ------
            Total Common Stock and
            Warrants (Total cost of $5,250)......              $  274
                                                               ======
Principal
 Amount
-------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 9.26% (e)
-------------------------------------------------------------------------
$40,799   Paine Webber, Inc., Repurchase
            Agreement, 6.55%, 07/03/00
            (Collateral U.S. Treasury Bonds,
            5.25%, 2/15/29, $45,845
            principal) ..........................            $ 40,799
                                                             --------
          Total Short-Term Investments
            (Total cost of $40,799)..............              40,799
                                                             --------
          TOTAL INVESTMENTS
            (Total cost of $481,163).............            $423,915
                                                             ========


(a)  Denotes issuer is in bankruptcy proceedings

(b) Restricted as to public resale. At the date of acquisition, these securities were valued at cost. The total value of restricted securities owned at June 30, 2000 was $29 or .01% of total assets.

(c) Nonincome producing security which is on nonaccrual and/or has defaulted on interest payments.

(d) Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at June 30, 2000 was $0.

(e)  Percentages indicated are based on total assets of $440,772

(f)  Not rated.

(g) Security is a step interest bond. Interest on these bonds accrue based upon the effective interest rate.

(h)  Nonincome producing.

(i) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. See Note 1(a) of the Notes to Financial Statements for valuation policy. Total market value of Rule 144A securities amounted to $19,935 as of June 30, 2000.


                     The accompanying notes are an integral
                      part of these financial statements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------
                                         Statement of Operations
Balance Sheet                            For the Six Months Ended
June 30, 2000 (Unaudited)                June 30, 2000 (Unaudited)
================================================================================
--------------------------------------------------------------------------------


Assets: (Dollars in thousands, except per share amounts)
INVESTMENTS IN SECURITIES, at value (Identified
  cost of $481,163 see Schedule of Investments
  and Notes 1 and 2)...............................     $423,915
INTEREST RATE SWAP, at fair value
  (Note 6).........................................        4,261
RECEIVABLES:
 Investment Securities Sold........................        1,531
 Interest and dividends............................       10,918
OTHER ASSET........................................           68
PREPAID EXPENSE....................................           79
                                                        --------
  Total assets.....................................     $440,772
                                                        --------
Liabilities:
PAYABLES:
 Investment Securities Purchased...................     $  5,465
 Dividend payable on common stock..................          319
 Dividend payable on preferred stock...............          543
ACCRUED EXPENSES (Note 3)..........................          228
                                                        --------
  Total liabilities................................     $  6,555
                                                        --------
Net Assets:
AUCTION TERM PREFERRED STOCK:
 $1.00 par value, 1,000,000 shares authorized,
   8,000 shares issued and outstanding,
   liquidation preference of $25,000 per share
   (Notes 4 and 5).................................     $200,000
                                                        --------
COMMON STOCK:
 $0.01 par value, 200,000,000 shares authorized,
   66,900,549 shares issued and outstanding........     $    669
CAPITAL IN EXCESS OF PAR VALUE......................      335,359
UNDISTRIBUTED NET INVESTMENT INCOME
  (Note 2).........................................        2,029
ACCUMULATED NET REALIZED LOSS FROM
  SECURITIES TRANSACTIONS (Note 2).................      (50,853)
NET UNREALIZED DEPRECIATION ON
  INVESTMENTS AND INTEREST RATE SWAPS..............      (52,987)
                                                        --------
 Net assets applicable to common stock
   (Equivalent to $3.50 per share, based on
   66,900,549 shares outstanding)..................     $234,217
                                                        --------
Total Net Assets...................................     $434,217
                                                        ========



Investment Income: (Note 1) (Dollars in thousands, except per share amounts)
 Interest income...................................     $ 21,897
 Dividend income...................................           76
 Other income......................................          268
                                                        --------
  Total investment income..........................     $ 22,241
                                                        --------
Expenses:
Cost of leverage:
 Preferred and auction fees........................     $    235
                                                        --------
  Total cost of leverage...........................     $    235
                                                        --------
Professional services expenses:
 Management fees (Note 3)..........................     $    541
 Custodian and transfer agent fees ................          138
 Legal fees........................................          127
 Audit fees........................................           38
                                                        --------
  Total professional services expenses.............     $    844
                                                        --------
Administrative expenses:
 General administrative fees.......................     $    180
 Directors' fees...................................          103
 Shareholder meeting expenses......................           48
 Miscellaneous expenses............................           28
 NYSE fee..........................................           28
                                                        --------
  Total administrative expenses....................     $    387
                                                        --------
  Total expense....................................     $  1,466
                                                        --------
  Net investment income............................     $ 20,775
                                                        --------
Realized and Unrealized Gain (Loss) on Investment Activities:
 Realized loss on investments......................     $ (8,387)
                                                        --------
 Change in net unrealized appreciation (depreciation)
   on investments..................................     $(17,529)
 Unrealized change in appreciation (depreciation)
   on interest rate swap agreements................          346
                                                        --------
  Total change in net unrealized depreciation on
    investments and interest rate swaps............     $(17,183)
                                                        --------
  Net loss on investments..........................     $(25,570)
                                                        --------
  Net decrease in net assets resulting from operations  $ (4,795)
                                                        --------
Cost of Preferred Leverage:
 Distributions to preferred stockholders...........     $ (6,345)
 Net swap settlement receipts (Note 6).............          187
                                                        --------
  Total cost of preferred leverage.................     $ (6,158)
                                                        --------
 Net decrease in net assets resulting from operations
   less cost of preferred leverage.................     $(10,953)
                                                        ========
----------------------------------------------------------------
Amount Available for Distribution to Common Stockholders
 Net investment income.............................     $ 20,775
  Total cost of preferred leverage.................       (6,158)
                                                        --------
  Net amount available for distribution to common
    stockholders...................................     $ 14,617
                                                        ========

                     The accompanying notes are an integral
                      part of these financial statements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
================================================================================
--------------------------------------------------------------------------------

                                                                                         Six Months Ended
                                                                                          June 30, 2000    For the Year Ended
                                                                                           (Unaudited)     December 31, 1999
                                                                                        ----------------- -------------------
From Operations: (Dollars in thousands, except per share amounts)
 Net investment income..........................................................            $  20,775          $  43,669
 Realized gain (loss) on investments, net.......................................               (8,387)           (36,780)
 Change in net unrealized appreciation (depreciation) on investments and other
  financial instruments.........................................................              (17,183)            17,266
                                                                                            ---------          ---------
  Net increase (decrease) in net assets resulting from operations...............            $  (4,795)         $  24,155
                                                                                            ---------          ---------
From Fund Share Transactions:
 Net asset value of 1,136,530 shares issued to common
  stockholders for reinvestment of dividends in 1999............................            $      --              4,692
 Repurchase of Auction Term Preferred Stock (400 shares) in 2000 (Note 4).......              (10,000)                --
                                                                                            ---------          ---------
  Increase (decrease) in net assets resulting from fund share transactions......            $ (10,000)         $   4,692
                                                                                            ---------          ---------
Distributions to Stockholders:
 Preferred dividends ($773 and $1,347 per share in 2000 and 1999, respectively).            $  (6,345)         $ (11,313)
 Net swap settlement receipts (disbursements)...................................                  187               (740)
 Common Dividends:
  From net investment income ($.20 and $.48 per share in 2000 and 1999,
   respectively)................................................................              (13,045)           (32,097)
                                                                                            ---------          ---------
  Decrease in net assets resulting from distributions to stockholders...........            $ (19,203)         $ (44,150)
                                                                                            ---------          ---------
Total net decrease in net assets................................................            $ (33,998)         $ (15,303)
                                                                                            ---------          ---------
Net Assets Applicable to Common and Preferred Stock:
 Beginning of period............................................................            $ 468,215          $ 483,518
                                                                                            ---------          ---------
 End of period (Including $2,029 and $457 of undistributed net investment
  income at June 30, 2000 and December 31, 1999, respectively)..................            $ 434,217          $ 468,215
                                                                                            =========          =========


                     The accompanying notes are an integral
                      part of these financial statements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
Selected Per Share Data and Ratios
For Each Share of Common Stock Outstanding Throughout the Period
================================================================================
--------------------------------------------------------------------------------

                                For the Six Months
                                Ended June 30, 2000
                                    (Unaudited)
                               --------------------
NET ASSET VALUE:
 Beginning of period .........       $  3.86
                                     -------
NET INVESTMENT INCOME                    .31
NET REALIZED AND
 UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS AND
 OTHER FINANCIAL
 INSTRUMENTS .................          (.38)
                                    --------
  TOTAL FROM
   INVESTMENT
   OPERATIONS ................          (.07)
                                    --------
DISTRIBUTIONS:
 Dividends from net
  investment income:
  To preferred
   stockholders
   (including
   net swap settlement
   receipts/payments) ........          (.09)
  To common
   stockholders ..............          (.20)
 Dividends in excess of
  net investment income:
  To common
  stockholders ...............            --
                                    --------
  TOTAL
   DISTRIBUTIONS .............          (.29)
                                    --------
Effect of rights offering and
 related expenses; and
 Auction Term Preferred
 Stock offering costs and
 sales load ..................            --
                                    --------
NET ASSET VALUE:
 End of period ...............       $  3.50
                                    ========
PER SHARE MARKET VALUE:
 End of period ...............       $  3.38
                                    ========
TOTAL INVESTMENT RETURN+               14.77%
                                    ========



                                                         For the Years Ended December 31,
                                    1999        1998 (c)    1997 (c)     1996       1995       1994 (b)      1993
                               ------------- ------------- ---------- ---------- ---------- ------------- ----------
NET ASSET VALUE:
 Beginning of period .........   $    4.16   $    5.03      $  4.94    $  4.71    $  4.13     $    5.15    $  4.32
                                 ---------   ---------      -------    -------    -------     ---------    -------
NET INVESTMENT INCOME                  .66         .71#         .70#       .69        .67           .72#       .59
NET REALIZED AND
 UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS AND
 OTHER FINANCIAL
 INSTRUMENTS .................        (.30)       (.81)#        .25#       .22        .62          (.82)#      .89
                                 ---------   ---------      -------    -------    -------     ---------    -------
  TOTAL FROM
   INVESTMENT
   OPERATIONS ................         .36        (.10)         .95        .91       1.29          (.10)      1.48
                                 ---------   ---------      -------    -------    -------     ---------    -------
DISTRIBUTIONS:
 Dividends from net
  investment income:
  To preferred
   stockholders
   (including
   net swap settlement
   receipts/payments) ........        (.18)       (.17)        (.16)      (.16)      (.17)         (.17)      (.05)
  To common
   stockholders ..............        (.48)       (.54)        (.53)      (.52)      (.50)         (.53)      (.53)
 Dividends in excess of
  net investment income:
  To common
  stockholders ...............          --          --         (.01)        --       (.04)           --       (.07)
                                 ---------   ---------      -------    -------    -------     ---------    -------
  TOTAL
   DISTRIBUTIONS .............        (.66)       (.71)        (.70)      (.68)      (.71)         (.70)      (.65)
                                 ---------   ---------      -------    -------    -------     ---------    -------
Effect of rights offering and
 related expenses; and
 Auction Term Preferred
 Stock offering costs and
 sales load ..................          --        (.06)        (.16)        --         --          (.22)        --
                                 ---------   ---------      --------   -------    -------     ---------    -------
NET ASSET VALUE:
 End of period ...............   $    3.86     $  4.16      $  5.03    $  4.94    $  4.71     $    4.13    $  5.15
                                 =========   =========      =======    =======    =======     =========    =======
PER SHARE MARKET VALUE:
 End of period ...............   $    3.13     $  4.25      $  5.63    $  5.13    $  4.75     $    4.00    $  5.13
                                 =========   =========      =======    =======    =======      =========   =======
TOTAL INVESTMENT RETURN+            (16.92)%    (15.15)%      21.97%     19.89%     33.50%       (11.88)%    40.08%
                                 =========   =========      =======    =======    =======     =========    =======


                     The accompanying notes are an integral
                      part of these financial statements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
Selected Per Share Data and Ratios
For Each Share of Common Stock Outstanding Throughout the Period -- Continued
================================================================================
--------------------------------------------------------------------------------

                                     For the Six Months
                                     Ended June 30, 2000
                                         (Unaudited)
                                    --------------------
NET ASSETS, END OF
 PERIOD, APPLICABLE
 TO COMMON STOCK (a)                      $234,217
                                          ========
NET ASSETS, END OF
 PERIOD, APPLICABLE
 TO PREFERRED
 STOCK (a) ........................       $200,000
                                          ========
TOTAL NET ASSETS, END
 OF PERIOD (a) ....................       $434,217
                                          ========
EXPENSE RATIOS:
 Ratio of interest expense
  to average net assets**                       --
 Ratio of preferred and
  other debt expenses to
  average net assets** ............            .20%*
 Ratio of operating
  expenses to average
  net assets** ....................           1.02%*
 Ratio of litigation settlement
  expense to average net
  assets** ........................             --
                                          --------
RATIO OF TOTAL EXPENSES
 TO AVERAGE NET ASSETS**                      1.22%*
                                          ========
RATIO OF NET INVESTMENT
 INCOME TO AVERAGE
 NET ASSETS** .....................          17.27%*
RATIO OF TOTAL EXPENSES
 TO AVERAGE NET
 ASSETS APPLICABLE
 TO COMMON AND
 PREFERRED STOCK ..................            .66%*
PORTFOLIO TURNOVER
 RATE .............................          50.80%*



                                                             For the Years Ended December 31,
                                         1999        1998 (c)      1997 (c)        1996          1995        1994 (b)
                                    ------------- ------------- ------------- ------------- ------------- -------------
NET ASSETS, END OF
 PERIOD, APPLICABLE
 TO COMMON STOCK (a)                  $258,215      $273,518      $243,625      $176,408      $164,823      $141,590
                                      ========      ========      ========      ========      ========      ========
NET ASSETS, END OF
 PERIOD, APPLICABLE
 TO PREFERRED
 STOCK (a) ........................   $210,000      $210,000      $150,000      $100,000      $100,000      $100,000
                                      ========      ========      ========      ========      ========      ========
TOTAL NET ASSETS, END
 OF PERIOD (a) ....................   $468,215      $483,518      $393,625      $276,408      $264,823      $241,590
                                      ========      ========      ========      ========      ========      ========
EXPENSE RATIOS:
 Ratio of interest expense
  to average net assets**                    --            --            --            --            --           .01%
 Ratio of preferred and
  other debt expenses to
  average net assets** ............         .18%          .14%          .13%          .16%          .18%          .22%
 Ratio of operating
  expenses to average
  net assets** ....................         .89%          .82%          .92%         1.16%         1.39%         1.31%
 Ratio of litigation settlement
  expense to average net
  assets** ........................          --            --            --            --           .80%           --
                                      ---------     ---------     ---------     ---------     ---------     ---------
RATIO OF TOTAL EXPENSES
 TO AVERAGE NET ASSETS**                   1.07%          .96%         1.05%         1.32%         2.37%         1.54%
                                      =========     =========     =========     =========     =========     =========
RATIO OF NET INVESTMENT
 INCOME TO AVERAGE
 NET ASSETS** .....................       16.36%        15.22%        13.86%        14.36%        14.61%        15.89%
RATIO OF TOTAL EXPENSES
 TO AVERAGE NET
 ASSETS APPLICABLE
 TO COMMON AND
 PREFERRED STOCK ..................         .60%          .58%          .66%          .83%         1.44%          .89%
PORTFOLIO TURNOVER
 RATE .............................       66.74%       124.67%       108.84%        53.45%        62.66%        58.56%



                                    For the Years
                                        Ended
                                       December
                                         31,
                                         1993
                                    -------------
NET ASSETS, END OF
 PERIOD, APPLICABLE
 TO COMMON STOCK (a)                  $130,673
                                      ========
NET ASSETS, END OF
 PERIOD, APPLICABLE
 TO PREFERRED
 STOCK (a) ........................   $ 35,000
                                      ========
TOTAL NET ASSETS, END
 OF PERIOD (a) ....................   $165,673
                                      ========
EXPENSE RATIOS:
 Ratio of interest expense
  to average net assets**                 1.83%
 Ratio of preferred and
  other debt expenses to
  average net assets** ............        .51%
 Ratio of operating
  expenses to average
  net assets** ....................       2.01%
 Ratio of litigation settlement
  expense to average net
  assets** ........................         --
                                      --------
RATIO OF TOTAL EXPENSES
 TO AVERAGE NET ASSETS**                  4.35%
                                      ========
RATIO OF NET INVESTMENT
 INCOME TO AVERAGE
 NET ASSETS** .....................      11.86%
RATIO OF TOTAL EXPENSES
 TO AVERAGE NET
 ASSETS APPLICABLE
 TO COMMON AND
 PREFERRED STOCK ..................       3.38%
PORTFOLIO TURNOVER
 RATE .............................      85.76%

(a)  Dollars in thousands.

(b) The Fund entered into a refinancing transaction on January 4, 1994, and the per share data and ratios for the year ended December 31, 1994 reflect this transaction.

(c) The Fund issued Series C ATP on May 6, 1997 and Series D ATP on May 20, 1998. The per share data and ratios for the years ended December 31, 1997 and 1998 reflect these transactions.

  *  Annualized

 ** Ratios calculated on the basis of expenses and net investment income applicable to the common shares relative to the average net assets of the common stockholders only. The expense ratio and net investment income ratio do not reflect the effect of dividend payments (including net swap settlement receipts/payments) to preferred stockholders.

  # Calculation is based on average shares outstanding during the indicated period due to the per share effect of the Fund's June 1994, March 1997 and March 1998 rights offerings.

  + Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each year reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions.


                     The accompanying notes are an integral
                      part of these financial statements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------

Information Regarding
Senior Securities
================================================================================
--------------------------------------------------------------------------------

                                      June 30, 2000
                                       (Unaudited)
                                     ---------------
TOTAL AMOUNT OUTSTANDING:
 Preferred Stock ...................  $200,000,000
 Short-term Loan ...................            --
ASSET COVERAGE:
 Per Preferred Stock Share (2)        $     54,277
 Per $1,000 of Short-term
 Loan (1) ..........................            --
INVOLUNTARY LIQUIDATION
 PREFERENCE:
 Preferred Stock Share (3) .........  $     25,000
APPROXIMATE MARKET VALUE:
 Per Preferred Stock Share (3)        $     25,000
 Per $1,000 of Short-term Loan                  --



                                                                   As of December 31,
                                           1999            1998            1997            1996            1995
                                     --------------- --------------- --------------- --------------- ---------------
TOTAL AMOUNT OUTSTANDING:
 Preferred Stock ...................  $210,000,000    $210,000,000    $150,000,000    $100,000,000    $100,000,000
 Short-term Loan ...................            --              --              --              --              --
ASSET COVERAGE:
 Per Preferred Stock Share (2)        $     55,740    $     57,562    $     65,604    $     69,102    $     66,206
 Per $1,000 of Short-term
 Loan (1) ..........................            --              --              --              --              --
INVOLUNTARY LIQUIDATION
 PREFERENCE:
 Preferred Stock Share (3) .........  $     25,000    $     25,000    $     25,000    $     25,000    $     25,000
APPROXIMATE MARKET VALUE:
 Per Preferred Stock Share (3)        $     25,000    $     25,000    $     25,000    $     25,000    $     25,000
 Per $1,000 of Short-term Loan                  --              --              --              --              --



                                           As of December 31,
                                           1994           1993
                                     --------------- --------------
TOTAL AMOUNT OUTSTANDING:
 Preferred Stock ...................  $100,000,000    $35,000,000
 Short-term Loan ...................            --     45,000,000
ASSET COVERAGE:
 Per Preferred Stock Share (2)        $     60,398    $   473,351
 Per $1,000 of Short-term
 Loan (1) ..........................            --          4,682
INVOLUNTARY LIQUIDATION
 PREFERENCE:
 Preferred Stock Share (3) .........  $     25,000    $   100,000
APPROXIMATE MARKET VALUE:
 Per Preferred Stock Share (3)        $     25,000    $   100,000
 Per $1,000 of Short-term Loan                  --          1,000

(1) Calculated by subtracting the Fund's total liabilities (not including senior securities) from the Fund's total assets and dividing such amounts by the number of Notes outstanding.

(2) Calculated by subtracting the Fund's total liabilities (including the Notes but not including the Preferred Stock) from the Fund's total assets and dividing such amount by the number of Preferred Shares outstanding.

(3)  Plus accumulated and unpaid dividends.

                     The accompanying notes are an integral
                      part of these financial statements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements
June 30, 2000 (Unaudited)
================================================================================
--------------------------------------------------------------------------------

(1) Significant Accounting and Other Policies

     The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders' capital through investment in a professionally managed, diversified portfolio of "high yield" fixed-income securities.

     The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

     See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

     The Fund's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

     (a) Valuation of Investments--Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Short-term investments having maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, with a cost of approximately $4,919,000 and a value of $0, are valued in good faith at fair market value using methods determined by the Board of Directors.

     (b) Interest and Dividend Income--Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Market discounts or premiums on corporate debt securities are not amortized for financial statement purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method for both financial reporting and tax reporting purposes as required by federal income tax regulations. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

     (c) Federal Income Taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements--Continued
June 30, 2000 (Unaudited)
================================================================================
--------------------------------------------------------------------------------

investment companies and to distribute substantially all of its taxable income to its shareholders each year. Accordingly, no federal income tax provision is required.

(2) Tax Matters and Distributions
     At June 30, 2000, the total cost of securities (including temporary cash investments) for federal income tax purposes was approximately $481,254,000. Aggregate gross unrealized gain on securities in which there was an excess of value over tax cost was approximately $6,894,000. Aggregate unrealized loss on securities in which there was an excess of tax cost over value was approximately $59,972,000. Net unrealized loss on investments and interest rate swaps for tax purposes at June 30, 2000 was approximately $53,078,000.

     At December 31, 1999, the Fund had approximate capital loss carryovers available to offset future capital gain, if any, to the extent provided by regulations:


 Carryover Available      Expiration Date
---------------------     ------------------
$ 2,227,000               December 31, 2002
 35,580,000               December 31, 2007
-----------
$37,807,000
===========

     To the extent that capital loss carryovers are used to offset realized capital gains, it is unlikely that gains so offset will be distributed to shareholders.

     Distributions on common stock are declared based upon annual projections of the Fund's investment company taxable income. The Fund records all dividends and distributions payable to shareholders on the ex-dividend date and declares and distributes income dividends monthly.

     In accordance with Statement of Position 93-2, the Fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed net investment income or accumulated net realized gains and losses on a tax basis, which is considered to be more informative to the shareholder. As of December 31, 1999, the Fund has reclassified approximately $74,000 primarily related to amortization of market discounts on corporate bonds and gains on foreign currency transactions from accumulated net realized loss from securities transactions to undistributed net investment income. The Fund has also reclassified approximately $25,000 to capital in excess of par value consisting of approximately ($107,000) and $82,000 from accumulated net realized loss and undistributed net investment income, respectively, to reflect the permanent differences resulting from the tax accounting for interest rate swap agreements entered into by the Fund. In addition, the Fund has reclassified approximately $34,426,000, related to the expiration of unused capital loss carryovers from accumulated net realized loss from securities transactions to capital in excess of par value.

     The difference between earnings for financial statement purposes and earnings for tax purposes is primarily due to the tax treatment of the amortization of market discounts on corporate bonds.

(3) Investment Advisory Agreement
     Wellington Management Company, LLP, the Fund's Investment Advisor, earned approximately $541,000 in management fees during the six months ended June 30, 2000. Management fees paid by the Fund to Wellington Management are calculated at .45 of 1% (on an annual basis) of the average weekly value of the Fund's net assets attributable to common stock ($234.2 million at June 30, 2000). At June 30, 2000, the fee payable to the Investment Advisor was approximately $86,000, which was included in accrued expenses on the accompanying balance sheet.

(4) Auction Term Preferred Stock (ATP)
     The Fund had 8,000 shares of ATP issued and outstanding at June 30, 2000. The Fund repurchased 400 shares of Series A ATP on April 4, 2000 at a redemption

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements--Continued
June 30, 2000 (Unaudited)
================================================================================
--------------------------------------------------------------------------------

price equal to $25,000 per share plus accumulated and unpaid dividends. The ATP's dividends are cumulative at a rate determined at an auction, and dividend periods will typically be 28 days unless notice is given for periods to be longer or shorter than 28 days. Dividend rates ranged from 5.69% to 6.70% for the six months ended June 30, 2000.

     The ATP is redeemable, at the option of the Fund, or subject to mandatory redemption (if the Fund is in default of certain coverage requirements) at a redemption price equal to $25,000 per share plus accumulated and unpaid dividends. The ATP has a liquidation preference of $25,000 per share plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverages with respect to the ATP under the Fund's Charter and the 1940 Act.

(5) ATP Auction-Related Matters
     Bankers Trust Company (BTC) serves as the ATP's auction agent pursuant to an agreement entered into on January 4, 1994. The term of the agreement is unlimited and may be terminated by either party. BTC may resign upon notice to the Fund, such resignation to be effective on the earlier of the 90th day after the delivery of such notice and the date on which a successor auction agent is appointed by the Fund. The Fund may also replace BTC as auction agent at any time.

     After each auction, BTC as auction agent will pay to each broker-dealer, from funds provided by the Fund, a maximum service charge at the annual rate of
 .25 of 1% or such other percentage subsequently agreed to by the Fund and the broker-dealers, of the purchase price of shares placed by such broker-dealers at such auction. In the event an auction scheduled to occur on an auction date fails to occur for any reason, the broker-dealers will be entitled to service charges as if the auction had occurred and all holders of shares placed by them had submitted valid hold orders. The Fund incurred approximately $235,000 for service charges through June 30, 2000. This amount is included under the caption preferred and auction fees in the accompanying statement of operations.


(6) Interest Rate Swaps
     The Fund entered into four interest payment swap arrangements with BankBoston, N.A. (BBNA) for the purpose of partially hedging its dividend payment obligations with respect to the ATP. Pursuant to each of the Swap Arrangements the Fund makes payments to BBNA on a monthly basis at fixed annual rates. In exchange for such payments BBNA makes payments to the Fund on a monthly basis at a variable rate determined with reference to one month LIBOR. The variable rates ranged from 5.79% to 6.62% for the six months ended June 30, 2000. The effective date, notional amount, maturity and fixed rates of the swaps are as follows:

                Notional                   Fixed
 Effective      Contract                   Annual
    Date         Amount       Maturity      Rate
10/7/97       $20 million     10/7/02      6.07%
 6/2/98       $15 million      6/2/03      5.90%
12/7/98       $25 million     12/7/03      5.58%
 2/8/99       $65 million      2/7/04      5.83%

     Swap transactions, which involve future settlement, give rise to credit risk. Credit risk is the amount of loss the Fund would incur in the event counterparties failed to perform according to the terms of the contractual commitments. The Fund is exposed to credit loss in the event of nonperformance by counterparties on interest rate swaps, but the Fund does not anticipate nonperformance by any counterparty. While notional contract amounts are used to express the volume of interest rate swap agreements, the amounts potentially subject to credit risk, in the event of nonperformance by counterparties, are substantially smaller.

     The Fund accounts for interest rate swaps in accordance with the Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements--Continued
June 30, 2000 (Unaudited)
================================================================================
--------------------------------------------------------------------------------

and Hedging Activities. This statement requires an entity to recognize all freestanding derivative instruments in the balance sheet as either assets or liabilities and measure them at fair value. Any change in the unrealized gain or loss is recorded in current earnings. For the six months ended June 30, 2000, the Fund's receipts under the swap agreements were more than the amount owed to BBNA by approximately $187,000 and is included in the accompanying statement of operations.

     The estimated fair value of the interest rate swap agreements at June 30, 2000 amounted to approximately $4,261,000 and is presented in the accompanying balance sheet.

(7) Repurchase Agreements
     At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement, and, in the case of repurchase agreements exceeding one day, the value of the underlying security, including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement.

     The underlying securities for all repurchase agreements are held in safekeeping in an investment account of State Street Bank and Trust Company
(SSBT), the Fund's custodian, at the Federal Reserve Bank of Boston. In the case of repurchase agreements exceeding one day, SSBT's Money Market Department monitors the market value of the underlying securities by pricing them daily, and in the event any individual repurchase agreement is not fully collateralized, SSBT advises the Fund and additional collateral is obtained.

(8) Purchase and Sales of Securities
     Purchases and proceeds of sales or maturities of long-term securities during the six months ended June 30, 2000 were as follows:

Purchases of securities                                           $102,092,000
Sales of securities                                               $129,493,000

(9) Certain Transactions
     A partner of Goodwin, Procter & Hoar, general counsel to the Fund, serves as a Director of the Fund. Fees earned by Goodwin, Procter & Hoar amounted to approximately $107,000 for the six months ended June 30, 2000. The Fund paid approximately $125,000 during the six months ended June 30, 2000 to two officers of the Fund for the provision of certain administrative services.

(10) Rights Offering
     The Fund issued to stockholders of record as of the close of business on February 10, 1998, rights to subscribe for an aggregate of 16,241,851 shares of common stock, $.01 par value per share, of the Fund. One right was issued for each three full shares of common stock beneficially held on the record date.
The rights entitled a stockholder to acquire at the subscription price of $4.72 per share one share for each right held. The subscription price was 92% of the average of the last reported sales price of the Fund's Common Stock on the New York Stock Exchange on March 18, 1998, the expiration date and the nine preceding business days. On March 25, 1998, the Fund completed its rights offering. Proceeds of approximately $76,662,000 and shares of 16,241,851 were recorded. In addition, the deferred offering expense balance of $297,000 was netted against the rights offering proceeds.
--------------------------------------------------------------------------------

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements--Continued
June 30, 2000 (Unaudited)
================================================================================
--------------------------------------------------------------------------------

From time to time in the future, the Fund may effect redemptions and/or repurchases of its ATP as provided in the applicable constituent instruments or as agreed upon by the Fund and sellers. The Fund intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements.


The Fund may purchase shares of its Common Stock in the open market when the Common Stock trades at a discount to net asset value or at other times if the Fund determines such purchases are in the best interest of its stockholders. There can be no assurance that the Fund will take such action in the event of a market discount to net asset value or that Fund purchases will reduce a discount.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------


================================================================================
--------------------------------------------------------------------------------
Directors

Robert F. Birch

Joseph L. Bower

Richard E. Floor

Bernard J. Korman

Franco Modigliani

Ernest E. Monrad


Officers

Robert F. Birch - President

Ellen E. Terry - Vice President, Treasurer

Richard E. Floor - Secretary


Investment Advisor

Wellington Management Company, LLP
75 State Street
Boston, MA 02109


Administrator

The New America High Income Fund, Inc.
33 Broad Street
Boston, MA 02109
(617) 263-6400


Custodian and Transfer Agent

State Street Bank and Trust Company
P.O. Box 8200
Boston, MA 02266-8200
(617) 328-5000 ext. 6406
(800) 426-5523

Listed: NYSE
Symbol: HYB
Web site: www.newamerica-hyb.com

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





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





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

State Street Bank and Trust Company
P.O. Box 8200
Boston, Massachusetts 02266-8200



                                    The New
                                    America
                                  High Income
                                   Fund, Inc.



[New America
HIGH
INCOME
FUND LOGO]

------------------------------------------
Semi-Annual
------------------------------------------
Report
------------------------------------------
June 30, 2000
------------------------------------------